N-2	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
Cover [Abstract]
Entity Central Index Key	0002066799
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	StepStone Private Equity Strategies Fund
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
For the Period Ended March 31, 2026*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)[1]	(0.01)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments[2]	1.74
Total from investment operations	1.73
Less distributions:
From net investment income	(0.02)
Total distributions	(0.02)
Net Asset Value per share, end of period[3]	$11.71

Net Assets, end of period (in thousands)[3]	$1,669,811

Ratios to average net assets[4]
Net investment income (loss)[5]	(0.19)%
Expenses[6]	3.04%
Total return3 7	17.37%
Portfolio turnover rate[8]	0.17%
As of March 31, 2026
Senior Securities:
Total borrowings (in thousands)	$—
Asset coverage per $1,000 unit of senior indebtedness[9]	N/A
*	The Fund commenced operations on September 8, 2025. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses. Ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
6	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses. Ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
7	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized.
8	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Results for periods of less than one year are not annualized.
9	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
For the Period Ended March 31, 2026*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)¹	(0.03)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	1.75
Total from investment operations	1.72
Less distributions:
From net investment income	(0.02)
Total distributions	(0.02)
Net Asset Value per share, end of period³	$11.70

Net Assets, end of period (in thousands)³	$12

Ratios to average net assets⁴
Net investment income (loss)⁵	(0.43)%
Expenses⁶	3.28%
Total return³ ⁷	17.24%
Portfolio turnover rate⁸	0.17%
As of March 31, 2026
Senior Securities:
Total borrowings (in thousands)	$—
Asset coverage per $1,000 unit of senior indebtedness[9]	N/A
*	The Fund commenced operations on September 8, 2025. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses. Ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
6	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses. Ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
7	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized.
8	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Results for periods of less than one year are not annualized.
9	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
For the Period Ended March 31, 2026*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)¹	(0.06)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	1.76
Total from investment operations	1.70
Less distributions:
From net investment income	(0.02)
Total distributions	(0.02)
Net Asset Value per share, end of period³	$11.68

Net Assets, end of period (in thousands)[3]	$12

Ratios to average net assets⁴
Net investment income (loss)⁵	(1.01)%
Expenses⁶	3.87%
Total return³ ⁷	16.87%
Portfolio turnover rate⁸	0.17%
As of March 31, 2026
Senior Securities:
Total borrowings (in thousands)	$—
Asset coverage per $1,000 unit of senior indebtedness[9]	N/A
*	The Fund commenced operations on September 8, 2025. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses. Ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
6	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses. Ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
7	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized. Total return shown excludes the effect of applicable sales charges.
8	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Results for periods of less than one year are not annualized.
9	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

StepStone Private Equity Strategies Fund (“Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on April 23, 2025 (“Inception”) and is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund commenced operations on September 8, 2025 ("Commencement of Operations").

The Fund offers an unlimited number of shares in three separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares and Class S Shares (collectively, “Shares”) to eligible investors (“Shareholders”). The Shares are offered in a continuous registered public offering with subscriptions accepted daily at the then-current-daily net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund conducts semi-annual offers to repurchase between 5.00% and 25.00% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with regulatory requirements. The offer to repurchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting Shares as defined in the 1940 Act (see Note 9).

For the period from Inception to the Commencement of Operations, the Fund had no operations other than matters relating to the Fund's establishment, the registration of the Shares under the Securities Act of 1933 and the sale of 10,000 Class I shares to StepStone Group LP at a NAV of $10.00 per share. During the period from Inception to Commencement of Operations, the Fund incurred organizational expenses totaling $0.3 million (see Note 2). These costs were recognized as reimbursed by the Adviser pursuant to the Expense Limitation and Reimbursement Agreement (see Note 3). As a result, the organizational expenses and the corresponding Adviser reimbursement are excluded from the Statement of Operations for the period beginning with the Commencement of Operations through March 31, 2026.

The Fund’s Board of Trustees (“Board”) provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund's investment adviser ("Adviser") and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of StepStone Group LP. The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group LP serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets.

The Fund’s investment objective is to achieve long-term capital appreciation. The Fund seeks to achieve its investment objective by making investments in private companies through bespoke, privately negotiated transactions, including investments in buyout, growth equity and, to a limited extent, venture capital. Collectively, these investment structures or vehicles are broadly referred to as “Private Equity Assets.” The Fund will principally invest in U.S.-domiciled investments but may also invest in non-U.S. investments.

Master-Feeder Structure

The Fund and StepStone Private Equity Strategies Feeder Ltd. (“Feeder Fund”) are part of a “master-feeder” structure. The Feeder Fund invests substantially all of its assets in the Class I Shares of the Fund. As of March 31, 2026, the Feeder Fund owns 8.02% of the Fund’s net assets.

Risk Factors [Table Text Block]

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund offers three separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares and Class S Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares and Class S Shares by an investor is $5,000. The minimum initial investment in any share class may be reduced at the Adviser's discretion. Investors purchasing Class S Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class I Shares and Class D Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share.

Subject to certain conditions, Shareholders may exchange shares from one class to another for an equivalent NAV amount of that share class.

The following table summarizes the capital share transactions for the period September 8, 2025 to March 31, 2026:

	For the Period Ended March 31, 2026*
	Shares	Dollar Amounts
Class I
Proceeds from shares issued[1]	145,015,046	$1,502,111,594
Reinvestment of distributions	64,189	672,702
Repurchase of shares	(2,516,660)	(28,413,089)
Exchange of shares	(2,000)	(20,000)
Net increase (decrease)	142,560,575	$1,474,351,207
Class D
Proceeds from shares issued	—	$—
Reinvestment of distributions	2	22
Repurchase of shares	—	—
Exchange of shares	1,000	10,000
Net increase (decrease)	1,002	$10,022
Class S
Proceeds from shares issued	—	$—
Reinvestment of distributions	1	15
Repurchase of shares	—	—
Exchange of shares	1,000	10,000
Net increase (decrease)	1,001	$10,015

* The Fund commenced operations on September 8, 2025.

[1] Class I had a $100,000 beginning balance from initial seed investment, not included in current period capital share transactions. See Note 1 in the accompanying notes to consolidated financial statements.

The Fund conducts semi-annual offers to repurchase between 5.00% and 25.00% of its outstanding Shares at NAV, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed in Note 1). No Shareholder will have the right to require the Fund to repurchase such Shareholder’s Shares or any portion thereof. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund will repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. In connection with any given semi-annual repurchase offer, the Fund currently intends to repurchase up to 5.00% of its outstanding Shares.

Rule 23c-3(b)(5) of the 1940 Act permits the Fund to repurchase up to an additional 2.00% of its outstanding Shares beyond the stated repurchase offer amount in the event that Shareholder repurchase requests exceed the offer. During the periods presented, repurchase requests were below the applicable offer amounts. Therefore, the Fund did not exercise the available option to repurchase additional Shares beyond the stated offer amount. As a result, all repurchase requests were fulfilled in full, and no pro rata reductions were necessary.

The following table summarizes the Fund’s repurchase activity:

Repurchase Request Deadline	Repurchase Offer Amount (Shares)	Shares Submitted for Repurchase (all classes)
March 16, 2026	6,976,039	2,516,660

Class I Shares [Member]
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
For the Period Ended March 31, 2026*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)[1]	(0.01)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments[2]	1.74
Total from investment operations	1.73
Less distributions:
From net investment income	(0.02)
Total distributions	(0.02)
Net Asset Value per share, end of period[3]	$11.71

Net Assets, end of period (in thousands)[3]	$1,669,811

Ratios to average net assets[4]
Net investment income (loss)[5]	(0.19)%
Expenses[6]	3.04%
Total return3 7	17.37%
Portfolio turnover rate[8]	0.17%
As of March 31, 2026
Senior Securities:
Total borrowings (in thousands)	$—
Asset coverage per $1,000 unit of senior indebtedness[9]	N/A
*	The Fund commenced operations on September 8, 2025. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses. Ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
6	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses. Ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
7	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized.
8	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Results for periods of less than one year are not annualized.
9	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Amount | $
Senior Securities Coverage per Unit		[1]
General Description of Registrant [Abstract]
NAV Per Share	$ 11.71
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class I Shares
Outstanding Security, Title [Text Block]	Class I
Outstanding Security, Authorized [Shares] | shares	142,570,575
Class D Shares [Member]
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
For the Period Ended March 31, 2026*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)¹	(0.03)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	1.75
Total from investment operations	1.72
Less distributions:
From net investment income	(0.02)
Total distributions	(0.02)
Net Asset Value per share, end of period³	$11.70

Net Assets, end of period (in thousands)³	$12

Ratios to average net assets⁴
Net investment income (loss)⁵	(0.43)%
Expenses⁶	3.28%
Total return³ ⁷	17.24%
Portfolio turnover rate⁸	0.17%
As of March 31, 2026
Senior Securities:
Total borrowings (in thousands)	$—
Asset coverage per $1,000 unit of senior indebtedness[9]	N/A
*	The Fund commenced operations on September 8, 2025. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses. Ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
6	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses. Ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
7	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized.
8	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Results for periods of less than one year are not annualized.
9	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Amount | $
Senior Securities Coverage per Unit		[1]
General Description of Registrant [Abstract]
NAV Per Share	$ 11.7
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class D Shares
Outstanding Security, Title [Text Block]	Class D
Outstanding Security, Authorized [Shares] | shares	1,002
Class S Shares [Member]
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
For the Period Ended March 31, 2026*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)¹	(0.06)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	1.76
Total from investment operations	1.70
Less distributions:
From net investment income	(0.02)
Total distributions	(0.02)
Net Asset Value per share, end of period³	$11.68

Net Assets, end of period (in thousands)[3]	$12

Ratios to average net assets⁴
Net investment income (loss)⁵	(1.01)%
Expenses⁶	3.87%
Total return³ ⁷	16.87%
Portfolio turnover rate⁸	0.17%
As of March 31, 2026
Senior Securities:
Total borrowings (in thousands)	$—
Asset coverage per $1,000 unit of senior indebtedness[9]	N/A
*	The Fund commenced operations on September 8, 2025. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses. Ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
6	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses. Ratios exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
7	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized. Total return shown excludes the effect of applicable sales charges.
8	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Results for periods of less than one year are not annualized.
9	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Amount | $
Senior Securities Coverage per Unit		[1]
General Description of Registrant [Abstract]
NAV Per Share	$ 11.68
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class S Shares
Outstanding Security, Title [Text Block]	Class S
Outstanding Security, Authorized [Shares] | shares	1,001

[1]	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.